Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Goodwill
	Cost	Accumulated Impairment	Carrying Amount
	NT$	NT$	NT$

Balance at January 1, 2017	$12,479,305	$1,988,996	$10,490,309
Impairment losses recognized	—	425,117	(425,117)
Effect of foreign currency exchange differences	(130,698)	—	(130,698)

Balance at December 31, 2017	12,348,607	2,414,113	9,934,494
Acquisition through business combinations (Note 30)	39,990,231	—	39,990,231
Effect of foreign currency exchange differences	49,721	—	49,721

Balance at December 31, 2018	52,388,559	2,414,113	49,974,446
Acquisition through business combinations (Note 30)	264,977	—	264,977
Effect of foreign currency exchange differences	(40,987)	—	(40,987)

Balance at December 31, 2019	$52,612,549	$2,414,113	$50,198,436

	Cost	Accumulated Impairment	Carrying Amount
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2019	$1,751,540	$80,713	$1,670,827
Acquisition through business combinations (Note 30)	8,859	—	8,859
Effect of foreign currency exchange differences	(1,370)	—	(1,370)

Balance at December 31, 2019	$1,759,029	$80,713	$1,678,316

Summary of Carrying Amounts of Goodwill Allocated to Cash-generating Units	The carrying amounts of goodwill allocated to cash-generating units were as follows:

	December 31
	2018	2019
Cash-generating units	NT$	NT$	US$ (Note 4)

Packaging segment	$35,729,371	$35,717,828	$1,194,177
Testing segment	13,448,886	13,421,321	448,724
Others	796,189	1,059,287	35,415

	$49,974,446	$50,198,436	$1,678,316